Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Total
Balance at Dec. 31, 2017		$ 359		$ (7,838)	$ (7,479)
Balance, shares at Dec. 31, 2017		3,593,750
Net income (Loss)				(1,142)	(1,142)
Balance at Dec. 31, 2018		$ 359		(8,980)	(8,621)
Balance, shares at Dec. 31, 2018		3,593,750
Class A common stock issued net of offering costs of $3,534,723	$ 1,438		140,233,839		140,235,277
Class A common stock issued net of offering costs of $3,534,723, shares	14,375,000
Private Placement of Class A common stock issued	$ 46		4,624,954		4,625,000
Private Placement of Class A common stock issued, shares	462,500
Common stock subect to possible redemption	$ (1,382)		139,859,123		(139,860,505)
Common stock subect to possible redemption, shares	(13,820,208)
Net income (Loss)				8,853	8,853
Balance at Dec. 31, 2019	$ 102	$ 359	$ 4,999,670	$ (127)	$ 5,000,004
Balance, shares at Dec. 31, 2019	1,017,292	3,593,750